Past Due Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	$ 13,842	$ 16,154
Current and Not Past Due	1,216,033	1,157,346
Total Loans	1,229,875	1,173,500
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	9,787	12,043
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,380	1,282
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	2,675	2,829
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	7,456	8,243
Current and Not Past Due	409,608	409,215
Total Loans	417,064	417,458
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	4,781	5,906
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,128	1,054
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,547	1,283
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	3,353	7,194
Current and Not Past Due	418,315	378,147
Total Loans	421,668	385,341
Real estate: Multi-family and commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	2,752	5,930
Real estate: Multi-family and commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	250	203
Real estate: Multi-family and commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	351	1,061
Real estate: Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	36,026	21,786
Total Loans	36,026	21,786
Real estate: Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Real estate: Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Real estate: Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,628	0
Current and Not Past Due	114,755	145,238
Total Loans	116,383	145,238
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,628	0
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	51,083	55,192
Total Loans	51,083	55,192
Commercial Business: Time Share Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Time Share Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Time Share Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	23,531	21,986
Total Loans	23,531	21,986
Commercial Business: Condominium Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	27,180	23,445
Total Loans	27,180	23,445
Commercial Business: Medical loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Medical loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Medical loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,024	406
Current and Not Past Due	78,500	45,182
Total Loans	79,524	45,588
Commercial business: Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	431	45
Commercial business: Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	22
Commercial business: Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	593	339
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	361	251
Current and Not Past Due	54,867	53,528
Total Loans	55,228	53,779
Consumer: Home equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	182	130
Consumer: Home equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Consumer: Home equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	179	121
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	9	31
Current and Not Past Due	492	1,710
Total Loans	501	1,741
Consumer: Indirect automobile [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	9	31
Consumer: Indirect automobile [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Consumer: Indirect automobile [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Consumer: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	11	29
Current and Not Past Due	1,676	1,917
Total Loans	1,687	1,946
Consumer: Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	4	1
Consumer: Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	2	3
Consumer: Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	$ 5	$ 25